Provisions (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Provisions [Line Items]
Beginning balance	SFr 36.6	SFr 17.1
Additions	13.6	29.3
Release	(7.0)	(1.6)
Utilization	(8.2)	(8.2)
Unwinding of discount	0.1	0.1
Exchange differences	(1.4)	0.0
Ending balance	33.7	36.6
thereof current	13.0	21.7	SFr 7.1
thereof non-current	20.7	14.9	10.0
Social charges
Disclosure of Provisions [Line Items]
Beginning balance	20.3	6.8
Additions	5.1	22.9
Release	(6.1)	(1.0)
Utilization	(8.2)	(8.2)
Unwinding of discount	0.0	0.0
Exchange differences	(0.4)	(0.1)
Ending balance	10.7	20.3
thereof current	10.7	20.3	6.3
thereof non-current	0.0	0.0	0.5
Long-service leave
Disclosure of Provisions [Line Items]
Beginning balance	8.0	5.8
Additions	4.7	2.6
Release	(0.8)	(0.5)
Utilization	0.0	0.0
Unwinding of discount	0.0	0.0
Exchange differences	(0.4)	0.1
Ending balance	11.5	8.0
thereof current	1.8	1.0	0.7
thereof non-current	9.7	7.0	5.1
Other
Disclosure of Provisions [Line Items]
Beginning balance	8.4	4.5
Additions	3.8	3.8
Release	(0.1)	0.0
Utilization	0.0	0.0
Unwinding of discount	0.1	0.1
Exchange differences	(0.6)	0.1
Ending balance	11.6	8.4
thereof current	0.6	0.4	0.1
thereof non-current	SFr 11.0	SFr 8.0	SFr 4.3